                            The Bear Stearns Funds

                         The Insiders Select Portfolio
                          Class A and Class C Shares

                        SUPPLEMENT TO PROSPECTUS DATED
                               NOVEMBER 10, 1995

                       THE FOLLOWING INFORMATION
                       SUPPLEMENTS THE INFORMATION
                       CONTAINED ON PAGES 17 AND 18 OF
                       THE PROSPECTUS.

                       Class A shares of the Portfolio
                       may be purchased at net asset
                       value by the following customers
                       of a broker that operates a
                       master account for purchasing
                       and redeeming, and otherwise
                       providing shareholder services
                       in respect of, Fund shares
                       pursuant to agreements with the
                       Fund or Bear Stearns: (i)
                       investment advisers and
                       financial planners who place
                       trades for their own accounts or
                       for the accounts of their
                       clients and who charge a
                       management, consulting or other
                       fee, (ii) clients of such
                       investment advisers and
                       financial planners if such
                       clients place trades through
                       accounts linked to master
                       accounts of such investment
                       advisers or financial planners
                       on the books and records of such
                       broker and (iii) retirement and
                       deferred compensation plans, and
                       trusts used to fund such plans,
                       including, but not limited to,
                       plans or trusts defined in
                       Section 401(a), 403(b) or 457 of
                       the Internal Revenue Code of
                       1986, as amended, and "rabbi
                       trusts", provided, in each case,
                       the purchase transaction is
                       effected through such broker.
                       The broker may charge a fee for
                       transactions in Portfolio
                       shares.

                       THE FOLLOWING INFORMATION
                       SUPERSEDES ANY CONTRARY
                       INFORMATION CONTAINED IN THE
                       PROSPECTUS.

                       Effective January 1, 1996, the
                       Portfolio's name will change to
                       "The Insiders Select Fund."

                            The Bear Stearns Funds

                         The Insiders Select Portfolio
                                Class Y Shares

                        SUPPLEMENT TO PROSPECTUS DATED
                               NOVEMBER 10, 1995

                       THE FOLLOWING INFORMATION
                       SUPERSEDES ANY CONTRARY
                       INFORMATION CONTAINED IN THE
                       PROSPECTUS.

                       Effective January 1, 1996, the
                       Portfolio's name will change to
                       "The Insiders Select Fund."

                            The Bear Stearns Funds

                              S&P STARS Portfolio
                          Class A and Class C Shares

                        SUPPLEMENT TO PROSPECTUS DATED
                               SEPTEMBER 1, 1995

                       THE FOLLOWING INFORMATION
                       SUPPLEMENTS THE INFORMATION
                       CONTAINED ON PAGES 15 AND 16 OF
                       THE PROSPECTUS.

                       Class A shares of the STARS
                       Portfolio may be purchased at
                       net asset value by the following
                       customers of a broker that
                       operates a master account for
                       purchasing and redeeming, and
                       otherwise providing shareholder
                       services in respect of, Fund
                       shares pursuant to agreements
                       with the Fund or Bear Stearns:
                       (i) investment advisers and
                       financial planners who place
                       trades for their own accounts or
                       for the accounts of their
                       clients and who charge a
                       management, consulting or other
                       fee, (ii) clients of such
                       investment advisers and
                       financial planners if such
                       clients place trades through
                       accounts linked to master
                       accounts of such investment
                       advisers or financial planners
                       on the books and records of such
                       broker and (iii) retirement and
                       deferred compensation plans, and
                       trusts used to fund such plans,
                       including, but not limited to,
                       plans or trusts defined in
                       Section 401(a), 403(b) or 457 of
                       the Internal Revenue Code of
                       1986, as amended, and "rabbi
                       trusts", provided, in each case,
                       the purchase transaction is
                       effected through such broker.
                       The broker may charge a fee for
                       transactions in STARS Portfolio
                       shares.